Significant Accounting Policies - Sales and marketing expenses, Operating lease and adoption of ASU 2016-02, Employee Benefits, Government grant, Segment Reporting and Statutory Reserves (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Employee benefits
Employee social security and welfare benefits		¥ 21,180	¥ 32,900	¥ 21,790
Segment Reporting
Number of reportable segments | segment	1	1
Statutory Reserves
Percentage of general reserve fund, annual after-tax profits	10.00%	10.00%
Maximum percentage of general reserve fund, registered capital	50.00%	50.00%
Percentage of statutory surplus fund, annual after-tax profits	10.00%	10.00%
Maximum percentage of statutory surplus fund, registered capital	50.00%	50.00%
Profit appropriation to reserve funds		¥ 660	1,080	3,640
Operating lease right-of-use assets, net	$ 4,194				¥ 27,365
Operating lease liabilities	1,904				¥ 12,426
Government grant	$ 1,548	10,103	497	3,313
Sales and marketing expenses
Sales and marketing expenses
Total advertising expenses		¥ 6,340	¥ 700	¥ 3,760
ASU 2016 02 | Adjustment
Statutory Reserves
Operating lease right-of-use assets, net						¥ 41,900
Operating lease liabilities						¥ 42,100